KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 59.7%
	COMMUNICATION SERVICES — 1.0%
549	Alphabet, Inc. - Class A*	$1,558,035
	CONSUMER DISCRETIONARY — 7.2%
22,890	Aristocrat Leisure Ltd.	711,435
10,929	Garmin Ltd.[1]	1,459,459
9,930	Gentherm, Inc.*	838,588
14,770	National Vision Holdings, Inc.*	709,551
11,651	Pandora A/S	1,449,647
184,766	Pirelli & C S.p.A.	1,133,384
5,400	Shimano, Inc.	1,493,567
6,230	Target Corp.	1,519,123
7,720	Tractor Supply Co.	1,739,548
		11,054,302
	CONSUMER STAPLES — 1.6%
27,000	Ajinomoto Co., Inc.	809,572
18,300	Seven & i Holdings Co., Ltd.	737,077
22,620	Simply Good Foods Co.*	836,262
		2,382,911
	FINANCIALS — 13.0%
64,500	3i Group PLC	1,183,458
28,860	Bancorp, Inc.*	815,872
35,630	Bank of America Corp.	1,584,466
8,060	BOK Financial Corp.	831,873
19,690	Charles Schwab Corp.	1,523,809
35,950	Fifth Third Bancorp	1,515,293
7,740	First Republic Bank	1,622,768
17,610	Flagstar Bancorp, Inc.	819,569
10,138	Groupe Bruxelles Lambert S.A.	1,100,927
51,104	Investor AB - B Shares	1,187,481
4,760	JPMorgan Chase & Co.	756,031
4,240	Morningstar, Inc.	1,315,799
10,900	Popular, Inc.[1]	848,238
36,530	Provident Financial Services, Inc.	859,916
8,000	Raymond James Financial, Inc.	786,320
3,780	Sofina S.A.	1,756,522
25,350	U.S. Bancorp	1,402,869
		19,911,211
	HEALTH CARE — 6.7%
8,825	Agilent Technologies, Inc.	1,331,692
7,918	Carl Zeiss Meditec A.G.	1,586,290

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
10,200	Hoya Corp.	$1,614,523
3,820	Merck KGaA	944,086
5,230	Omnicell, Inc.*	925,710
2,180	Sonova Holding A.G.	819,240
710	Straumann Holding A.G.	1,509,341
12,200	Sysmex Corp.	1,517,471
		10,248,353
	INDUSTRIALS — 15.6%
32,090	ABB Ltd.	1,109,700
15,700	AGC Inc.	764,543
151,210	ALS Ltd.	1,327,033
3,940	Carlisle Cos., Inc.	887,288
6,900	Daikin Industries Ltd.	1,405,007
9,650	Dover Corp.	1,581,152
9,982	Eaton Corp. PLC[1]	1,617,683
11,172	Ferguson PLC	1,700,706
32,600	GEA Group A.G.	1,649,727
2,170	Geberit A.G.	1,656,730
20,272	Ingersoll Rand, Inc.	1,182,668
21,542	Interpump Group S.p.A.	1,449,624
13,890	Kforce, Inc.	1,064,391
32,100	Kurita Water Industries Ltd.	1,495,177
13,000	Recruit Holdings Co., Ltd.	789,356
250,040	SATS Ltd.*	694,142
4,350	Snap-on, Inc.	895,708
4,360	Spirax-Sarco Engineering PLC	904,661
18,570	Toromont Industries Ltd.	1,559,735
		23,735,031
	INFORMATION TECHNOLOGY — 11.9%
11,600	Amphenol Corp. - Class A	934,728
1,680	Broadcom, Inc.	930,182
10,100	FUJIFILM Holdings Corp.	794,477
8,100	Fujitsu Ltd.	1,338,799
60,280	Hewlett Packard Enterprise Co.	865,018
91,010	Hexagon A.B. - B Shares	1,323,528
16,990	MaxLinear, Inc.*	1,143,937
9,940	NetApp, Inc.	883,467
9,980	Seagate Technology Holdings PLC[1]	1,024,647
88,400	Seiko Epson Corp.	1,425,316
38,100	Shimadzu Corp.	1,615,454
6,150	TE Connectivity Ltd.[1]	946,670

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
84,190	Technology One Ltd.	$730,907
1,800	Tokyo Electron Ltd.	945,846
18,639	Trimble, Inc.*	1,600,531
28,400	Ulvac, Inc.	1,620,586
		18,124,093
	MATERIALS — 2.7%
5,990	Celanese Corp.	906,646
466,632	Incitec Pivot Ltd.	1,058,072
11,900	Sensient Technologies Corp.	1,157,751
28,100	Wienerberger A.G.	1,034,382
		4,156,851
	TOTAL COMMON STOCKS
	(Cost $84,956,334)	91,170,787
	EXCHANGE-TRADED FUNDS — 35.4%
39,010	iShares USD TIPS UCITS ETF - Class USD ACC*[1]	10,068,481
152,100	iShares USD Treasury Bond 1-3yr UCITS ETF - DIST Class[1]	20,261,241
312,517	Schwab U.S. TIPS ETF	19,782,326
110,180	SPDR Bloomberg Barclays U.S. TIPS UCITS ETF [1]	3,932,875
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $52,565,334)	54,044,923
	SHORT-TERM INVESTMENTS — 5.7%
8,679,793	Fidelity Institutional Government Portfolio - Class I, 0.01%[2]	8,679,793
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,679,793)	8,679,793
	TOTAL INVESTMENTS — 100.8%
	(Cost $146,201,461)	153,895,503
	Liabilities Less Other Assets — (0.8)%	(1,178,056)
	TOTAL NET ASSETS — 100.0%	$152,717,447

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.